UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT

OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-05445

Name of Registrant:	Vanguard Fenway Funds
Address of Registrant:	P.O. Box 2600
Valley Forge, PA 19482

Name and address of agent for service:	Anne E. Robinson, Esquire
P.O. Box 876
Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end: September 30

Date of reporting period: October 1, 2022—March 31, 2023

Item 1: Reports to Shareholders

Semiannual Report   |   March 31, 2023
Vanguard Equity Income Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	19
Liquidity Risk Management	21

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.

Six Months Ended March 31, 2023
	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return
Equity Income Fund
Investor Shares	$1,000.00	$1,114.80	$1.42
Admiral™ Shares	1,000.00	1,115.30	0.95
Based on Hypothetical 5% Yearly Return
Equity Income Fund
Investor Shares	$1,000.00	$1,023.59	$1.36
Admiral Shares	1,000.00	1,024.03	0.91
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratios for that period are 0.27% for Investor Shares and 0.18% for Admiral Shares. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).

Equity Income Fund
Fund Allocation
As of March 31, 2023
Communication Services	2.3%
Consumer Discretionary	5.5
Consumer Staples	13.8
Energy	10.0
Financials	18.4
Health Care	17.0
Industrials	10.4
Information Technology	9.3
Materials	3.7
Real Estate	1.4
Utilities	8.2
The table reflects the fund’s investments, except for short-term investments and derivatives. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.

Equity Income Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (97.5%)
Communication Services (2.3%)
	Comcast Corp. Class A	22,840,706	865,891
	Verizon Communications Inc.	6,505,874	253,014
	AT&T Inc.	4,062,864	78,210
[1]	Sirius XM Holdings Inc.	4,364,547	17,327
			1,214,442
Consumer Discretionary (5.3%)
	Home Depot Inc.	4,454,642	1,314,654
	TJX Cos. Inc.	5,281,385	413,849
	Lennar Corp. Class A	3,081,412	323,887
	McDonald's Corp.	720,551	201,473
	Advance Auto Parts Inc.	814,416	99,041
	Macy's Inc.	5,137,331	89,852
	Williams-Sonoma Inc.	722,163	87,858
	Best Buy Co. Inc.	858,865	67,223
	Starbucks Corp.	549,233	57,192
	Tapestry Inc.	1,125,491	48,520
	Wendy's Co.	1,711,364	37,274
	Travel & Leisure Co.	943,775	36,996
	Ralph Lauren Corp. Class A	291,078	33,960
	Whirlpool Corp.	115,941	15,307
	Penske Automotive Group Inc.	105,739	14,995
	Bloomin' Brands Inc.	459,915	11,797
			2,853,878
Consumer Staples (13.5%)
	Procter & Gamble Co.	7,237,018	1,076,072
	Philip Morris International Inc.	8,627,481	839,022
	Mondelez International Inc. Class A	10,071,755	702,203
	Unilever plc ADR	12,835,796	666,563
	Archer-Daniels-Midland Co.	8,212,623	654,217
	Keurig Dr Pepper Inc.	15,266,992	538,619
	Walmart Inc.	2,582,612	380,806
	Kellogg Co.	5,214,047	349,133
	Kimberly-Clark Corp.	2,513,880	337,413
	Pernod Ricard SA	1,412,829	319,908
	PepsiCo Inc.	1,578,292	287,723
	Coca-Cola Co.	3,532,649	219,130
	Altria Group Inc.	4,453,019	198,694
	Hershey Co.	635,500	161,678
	Kroger Co.	3,078,928	152,007
		Shares	Market Value• ($000)
	Tyson Foods Inc. Class A	1,863,837	110,563
	Colgate-Palmolive Co.	1,257,740	94,519
	Coca-Cola Europacific Partners plc	590,332	34,942
	Medifast Inc.	219,813	22,788
	Ingredion Inc.	200,407	20,387
	Target Corp.	66,810	11,066
			7,177,453
Energy (9.7%)
	ConocoPhillips	12,325,806	1,222,843
	EOG Resources Inc.	10,339,852	1,185,257
	Exxon Mobil Corp.	4,610,608	505,599
	Coterra Energy Inc.	20,097,274	493,187
	Chevron Corp.	2,642,264	431,112
[1]	TC Energy Corp.	8,439,969	328,294
	Phillips 66	3,175,549	321,937
	Diamondback Energy Inc.	1,561,964	211,131
	Marathon Petroleum Corp.	1,455,900	196,299
	Valero Energy Corp.	1,206,336	168,405
	APA Corp.	1,348,094	48,612
	Halliburton Co.	1,045,602	33,083
	Schlumberger NV	520,270	25,545
	Vitesse Energy Inc.	345,055	6,567
			5,177,871
Financials (18.0%)
	JPMorgan Chase & Co.	12,589,525	1,640,541
	Morgan Stanley	8,401,026	737,610
	MetLife Inc.	12,292,503	712,228
	Chubb Ltd.	2,938,922	570,680
	M&T Bank Corp.	4,569,348	546,357
	Royal Bank of Canada	5,433,439	519,624
	American International Group Inc.	9,268,573	466,765
	Raymond James Financial Inc.	4,999,981	466,348
	Bank of America Corp.	12,259,488	350,621
	Blackstone Inc.	3,963,411	348,146
	Regions Financial Corp.	16,396,607	304,321
	Fidelity National Information Services Inc.	5,282,542	287,000
	Wells Fargo & Co.	7,447,792	278,398
	Truist Financial Corp.	7,586,266	258,692
	Citigroup Inc.	4,592,548	215,345
	Aflac Inc.	2,321,185	149,763

Equity Income Fund
	Shares	Market Value• ($000)
Ameriprise Financial Inc.	468,972	143,740
Bank of New York Mellon Corp.	2,909,789	132,221
Discover Financial Services	1,255,244	124,068
Hartford Financial Services Group Inc.	1,630,558	113,634
PNC Financial Services Group Inc.	802,955	102,056
MGIC Investment Corp.	7,326,802	98,326
Synchrony Financial	3,255,317	94,665
Jefferies Financial Group Inc.	2,931,818	93,056
Allstate Corp.	703,367	77,940
Radian Group Inc.	3,087,063	68,224
Zions Bancorp NA	2,215,710	66,316
Goldman Sachs Group Inc.	179,780	58,808
Fidelity National Financial Inc.	1,677,470	58,594
Popular Inc.	978,844	56,195
Assurant Inc.	458,951	55,106
Unum Group	1,124,871	44,500
SLM Corp.	3,538,888	43,847
Lincoln National Corp.	1,901,745	42,732
Jackson Financial Inc. Class A	1,097,530	41,059
Fifth Third Bancorp	1,265,620	33,716
BlackRock Inc.	48,327	32,337
Travelers Cos. Inc.	164,351	28,171
Western Union Co.	2,381,370	26,552
Comerica Inc.	559,169	24,279
East West Bancorp Inc.	359,392	19,946
Ally Financial Inc.	687,894	17,534
American Financial Group Inc.	83,000	10,084
Credicorp Ltd.	68,778	9,106
Progressive Corp.	62,964	9,008
US Bancorp	63,412	2,286
		9,580,545
Health Care (16.6%)
Pfizer Inc.	39,420,516	1,608,357
Merck & Co. Inc.	12,894,123	1,371,806
Johnson & Johnson	8,681,156	1,345,579
Eli Lilly & Co.	3,111,606	1,068,588
AstraZeneca plc ADR	6,783,612	470,851
Becton Dickinson and Co.	1,577,229	390,427
AbbVie Inc.	2,344,658	373,668
UnitedHealth Group Inc.	782,554	369,827
Roche Holding AG	1,246,882	356,287
Medtronic plc	3,862,652	311,407
Bristol-Myers Squibb Co.	4,244,219	294,167
Elevance Health Inc.	586,301	269,587
Amgen Inc.	1,114,587	269,451
CVS Health Corp.	2,610,066	193,954
Gilead Sciences Inc.	1,660,233	137,750
Organon & Co.	406,871	9,570
		8,841,276
Industrials (10.1%)
General Dynamics Corp.	2,494,225	569,207
Johnson Controls International plc	7,875,817	474,282
	Shares	Market Value• ($000)
Siemens AG (Registered)	2,731,858	442,572
L3Harris Technologies Inc.	2,248,827	441,310
Raytheon Technologies Corp.	4,145,240	405,943
Honeywell International Inc.	2,100,722	401,490
Emerson Electric Co.	4,464,032	388,996
Eaton Corp. plc	2,093,796	358,751
Canadian National Railway Co.	2,876,839	339,452
Union Pacific Corp.	1,186,721	238,839
Caterpillar Inc.	1,018,185	233,001
Automatic Data Processing Inc.	986,071	219,529
Waste Management Inc.	942,696	153,820
Cummins Inc.	575,185	137,400
3M Co.	1,211,349	127,325
United Parcel Service Inc. Class B (XNYS)	518,609	100,605
Lockheed Martin Corp.	201,814	95,404
Triton International Ltd.	1,384,476	87,527
ManpowerGroup Inc.	975,724	80,526
CH Robinson Worldwide Inc.	413,103	41,050
Snap-on Inc.	100,175	24,732
Oshkosh Corp.	194,014	16,138
Huntington Ingalls Industries Inc.	71,146	14,729
nVent Electric plc	210,858	9,054
		5,401,682
Information Technology (9.0%)
Cisco Systems Inc.	20,470,890	1,070,116
QUALCOMM Inc.	7,216,320	920,658
Broadcom Inc.	1,056,579	677,838
NXP Semiconductors NV	2,243,598	418,375
Analog Devices Inc.	2,047,416	403,791
Corning Inc.	11,420,122	402,902
TE Connectivity Ltd.	2,780,787	364,700
HP Inc.	4,872,435	143,006
Texas Instruments Inc.	649,177	120,753
NetApp Inc.	1,753,658	111,971
Intel Corp.	1,962,871	64,127
International Business Machines Corp.	471,153	61,764
KLA Corp.	134,535	53,702
		4,813,703
Materials (3.6%)
LyondellBasell Industries NV Class A	5,225,977	490,667
PPG Industries Inc.	3,301,801	441,055
Rio Tinto plc ADR	4,665,321	320,041
Celanese Corp. Class A	2,091,128	227,703
Reliance Steel & Aluminum Co.	505,600	129,808
CF Industries Holdings Inc.	1,463,392	106,081
Steel Dynamics Inc.	921,573	104,193
Linde plc	161,455	57,387
Olin Corp.	325,561	18,069
Eastman Chemical Co.	184,979	15,601
Chemours Co.	287,257	8,600
		1,919,205

Equity Income Fund
		Shares	Market Value• ($000)
Real Estate (1.4%)
	Crown Castle Inc.	2,994,578	400,795
	Welltower Inc.	4,841,668	347,099
			747,894
Utilities (8.0%)
	NextEra Energy Inc.	9,317,825	718,218
	American Electric Power Co. Inc.	7,692,009	699,896
	Exelon Corp.	16,464,280	689,689
	Sempra Energy (XNYS)	3,514,449	531,244
	Atmos Energy Corp.	4,213,919	473,476
	WEC Energy Group Inc.	1,469,734	139,316
	PPL Corp.	4,486,297	124,674
	NRG Energy Inc.	3,306,780	113,390
	Vistra Corp.	4,702,224	112,853
	Xcel Energy Inc.	1,606,316	108,330
	UGI Corp.	2,749,178	95,562
	National Fuel Gas Co.	1,427,362	82,416
	Eversource Energy	864,580	67,662
	DTE Energy Co.	571,512	62,603
	AES Corp.	2,231,532	53,735
	Portland General Electric Co.	1,048,824	51,277
	IDACORP Inc.	461,816	50,029
	Edison International	536,288	37,857
	Entergy Corp.	234,410	25,255
	Duke Energy Corp.	109,414	10,555
	Evergy Inc.	168,657	10,308
	Southern Co.	125,443	8,728
	CMS Energy Corp.	31,873	1,956
			4,269,029
Total Common Stocks (Cost $42,380,415)			51,996,978
Temporary Cash Investments (3.1%)
Money Market Fund (2.2%)
[2,3]	Vanguard Market Liquidity Fund, 4.839%	11,495,118	1,149,397
		Face Amount ($000)
Repurchase Agreements (0.9%)
	Goldman Sachs & Co. 4.760%, 4/3/23 (Dated 3/31/23, Repurchase Value $52,321,000, collateralized by Fannie Mae 2.000%–4.500%, 2/1/41–4/1/52, Ginnie Mae 2.400%–6.000%, 9/15/24–4/15/57, and U.S. Treasury Bill 0.000%, 6/29/23, with a value of $53,346,000)	52,300	52,300
	Face Amount ($000)	Market Value• ($000)
NatWest Markets plc 4.770%, 4/3/23 (Dated 3/31/23, Repurchase Value $258,603,000, collateralized by U.S. Treasury Note/Bond 0.125%–4.625%, 5/31/23–5/15/32, with a value of $263,670,000)	258,500	258,500
Nomura International plc 4.800%, 4/3/23 (Dated 3/31/23, Repurchase Value $192,177,000, collateralized by U.S. Treasury Inflation Indexed Note/Bond 0.250%–2.375, 1/15/27–7/15/29, and U.S. Treasury Note/Bond 0.375%–4.375%, 11/30/25–8/15/42, with a value of $195,942,000)	192,100	192,100
		502,900
Total Temporary Cash Investments (Cost $1,652,174)		1,652,297
Total Investments (100.6%) (Cost $44,032,589)		53,649,275
Other Assets and Liabilities—Net (-0.6%)		(294,076)
Net Assets (100%)		53,355,199
Cost is in $000.
•	See Note A in Notes to Financial Statements.
1	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $343,878,000.
2	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
3	Collateral of $365,988,000 was received for securities on loan.
ADR—American Depositary Receipt.

Equity Income Fund

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	June 2023	4,215	872,031	47,814

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $42,883,315)	52,499,878
Affiliated Issuers (Cost $1,149,274)	1,149,397
Total Investments in Securities	53,649,275
Investment in Vanguard	1,963
Cash Collateral Pledged—Futures Contracts	46,779
Receivables for Investment Securities Sold	232,638
Receivables for Accrued Income	107,905
Receivables for Capital Shares Issued	47,606
Variation Margin Receivable—Futures Contracts	12,058
Total Assets	54,098,224
Liabilities
Foreign Currency Due to Custodian, at Value (Proceeds $3)	97
Due to Custodian	11,713
Payables for Investment Securities Purchased	309,765
Collateral for Securities on Loan	365,988
Payables to Investment Advisor	10,316
Payables for Capital Shares Redeemed	42,678
Payables to Vanguard	2,468
Total Liabilities	743,025
Net Assets	53,355,199
1 Includes $343,878,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	42,787,509
Total Distributable Earnings (Loss)	10,567,690
Net Assets	53,355,199

Investor Shares—Net Assets
Applicable to 133,023,222 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	5,223,861
Net Asset Value Per Share—Investor Shares	$39.27

Admiral Shares—Net Assets
Applicable to 584,894,267 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	48,131,338
Net Asset Value Per Share—Admiral Shares	$82.29

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends[1]	832,188
Interest[2]	24,989
Securities Lending—Net	452
Total Income	857,629
Expenses
Investment Advisory Fees—Note B
Basic Fee	22,427
Performance Adjustment	1,432
The Vanguard Group—Note C
Management and Administrative—Investor Shares	4,642
Management and Administrative—Admiral Shares	20,413
Marketing and Distribution—Investor Shares	128
Marketing and Distribution—Admiral Shares	1,170
Custodian Fees	153
Shareholders’ Reports—Investor Shares	61
Shareholders’ Reports—Admiral Shares	386
Trustees’ Fees and Expenses	12
Other Expenses	6
Total Expenses	50,830
Expenses Paid Indirectly	(24)
Net Expenses	50,806
Net Investment Income	806,823
Realized Net Gain (Loss)
Investment Securities Sold[2]	1,174,500
Futures Contracts	(79,549)
Foreign Currencies	687
Realized Net Gain (Loss)	1,095,638
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	3,413,558
Futures Contracts	183,776
Foreign Currencies	611
Change in Unrealized Appreciation (Depreciation)	3,597,945
Net Increase (Decrease) in Net Assets Resulting from Operations	5,500,406
1	Dividends are net of foreign withholding taxes of $8,577,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $17,155,000, $224,000, $2,000, and ($44,000), respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	806,823	1,445,651
Realized Net Gain (Loss)	1,095,638	3,027,890
Change in Unrealized Appreciation (Depreciation)	3,597,945	(6,877,921)
Net Increase (Decrease) in Net Assets Resulting from Operations	5,500,406	(2,404,380)
Distributions
Investor Shares	(371,405)	(417,573)
Admiral Shares	(3,380,091)	(3,618,297)
Total Distributions	(3,751,496)	(4,035,870)
Capital Share Transactions
Investor Shares	220,466	181,131
Admiral Shares	3,524,618	5,413,453
Net Increase (Decrease) from Capital Share Transactions	3,745,084	5,594,584
Total Increase (Decrease)	5,493,994	(845,666)
Net Assets
Beginning of Period	47,861,205	48,706,871
End of Period	53,355,199	47,861,205

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Investor Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$37.83	$42.95	$33.75	$36.51	$37.98	$35.64
Investment Operations
Net Investment Income[1]	.597	1.159	1.041	1.000	1.002	.965
Net Realized and Unrealized Gain (Loss) on Investments	3.769	(2.848)	9.232	(2.067)	.972	2.764
Total from Investment Operations	4.366	(1.689)	10.273	(1.067)	1.974	3.729
Distributions
Dividends from Net Investment Income	(.601)	(1.134)	(1.012)	(1.034)	(.997)	(.943)
Distributions from Realized Capital Gains	(2.325)	(2.297)	(.061)	(.659)	(2.447)	(.446)
Total Distributions	(2.926)	(3.431)	(1.073)	(1.693)	(3.444)	(1.389)
Net Asset Value, End of Period	$39.27	$37.83	$42.95	$33.75	$36.51	$37.98
Total Return[2]	11.48%	-4.67%	30.66%	-2.87%	6.43%	10.58%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$5,224	$4,823	$5,285	$4,482	$5,478	$5,751
Ratio of Total Expenses to Average Net Assets[3]	0.27%[4]	0.28%[4]	0.28%	0.28%	0.27%	0.27%
Ratio of Net Investment Income to Average Net Assets	2.82%	2.69%	2.56%	2.89%	2.84%	2.60%
Portfolio Turnover Rate	20%	40%	29%	35%	32%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.27% and 0.28% .

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Financial Highlights
Admiral Shares
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$79.28	$90.01	$70.73	$76.52	$79.61	$74.69
Investment Operations
Net Investment Income[1]	1.291	2.516	2.262	2.159	2.167	2.099
Net Realized and Unrealized Gain (Loss) on Investments	7.891	(5.973)	19.342	(4.331)	2.028	5.806
Total from Investment Operations	9.182	(3.457)	21.604	(2.172)	4.195	7.905
Distributions
Dividends from Net Investment Income	(1.299)	(2.460)	(2.196)	(2.236)	(2.156)	(2.048)
Distributions from Realized Capital Gains	(4.873)	(4.813)	(.128)	(1.382)	(5.129)	(.937)
Total Distributions	(6.172)	(7.273)	(2.324)	(3.618)	(7.285)	(2.985)
Net Asset Value, End of Period	$82.29	$79.28	$90.01	$70.73	$76.52	$79.61
Total Return[2]	11.53%	-4.58%	30.77%	-2.77%	6.51%	10.70%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$48,131	$43,039	$43,422	$30,816	$30,972	$27,625
Ratio of Total Expenses to Average Net Assets[3]	0.18%[4]	0.19%[4]	0.19%	0.19%	0.18%	0.18%
Ratio of Net Investment Income to Average Net Assets	2.91%	2.78%	2.64%	2.98%	2.93%	2.69%
Portfolio Turnover Rate	20%	40%	29%	35%	32%	37%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	Includes performance-based investment advisory fee increases (decreases) of 0.01%, 0.01%, 0.01%, 0.01%, 0.01%, and (0.00%).
4	The ratio of expenses to average net assets for the period net of reduction from broker commission abatement arrangements was 0.18% and 0.19%.

See accompanying Notes, which are an integral part of the Financial Statements.

Equity Income Fund
Notes to Financial Statements
Vanguard Equity Income Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. The fund offers two classes of shares: Investor Shares and Admiral Shares. Each of the share classes has different eligibility and minimum purchase requirements, and is designed for different types of investors.
Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Repurchase Agreements: The fund enters into repurchase agreements with institutional counterparties. Securities pledged as collateral to the fund under repurchase agreements are held by a custodian bank until the agreements mature, and in the absence of a default, such collateral cannot be repledged, resold, or rehypothecated. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal. The fund further mitigates its counterparty risk by entering into repurchase agreements only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master repurchase agreements with its counterparties. The master repurchase agreements provide that,

Equity Income Fund
in the event of a counterparty's default (including bankruptcy), the fund may terminate any repurchase agreements with that counterparty, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund. Such action may be subject to legal proceedings, which may delay or limit the disposition of collateral.
4. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Statement of Assets and Liabilities. Fluctuations in the value of the contracts are recorded in the Statement of Assets and Liabilities as an asset (liability) and in the Statement of Operations as unrealized appreciation (depreciation) until the contracts are closed, when they are recorded as realized gains (losses) on futures contracts.
During the six months ended March 31, 2023, the fund’s average investments in long and short futures contracts represented 2% and 0% of net assets, respectively, based on the average of the notional amounts at each quarter-end during the period.
5. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
6. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
7. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any

Equity Income Fund
loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
8. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
9. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Premiums and discounts on debt securities are amortized and accreted, respectively, to interest income over the lives of the respective securities, except for premiums on certain callable debt securities that are amortized to the earliest call date. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.

Equity Income Fund
Taxes on foreign dividends and capital gains have been provided for in accordance with the fund's understanding of the applicable countries' tax rules and rates. Deferred foreign capital gains tax, if any, is accrued daily based upon net unrealized gains. The fund has filed tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Amounts related to these reclaims are recorded when there are no significant uncertainties as to the ultimate resolution of proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment. Such tax reclaims and related professional fees, if any, are included in dividend income and other expenses, respectively.
Each class of shares has equal rights as to assets and earnings, except that each class separately bears certain class-specific expenses related to maintenance of shareholder accounts (included in Management and Administrative expenses) and shareholder reporting. Marketing and distribution expenses are allocated to each class of shares based on a method approved by the board of trustees. Income, other non-class-specific expenses, and gains and losses on investments are allocated to each class of shares based on its relative net assets.
B.	Wellington Management Company llp provides investment advisory services to a portion of the fund for a fee calculated at an annual percentage rate of average net assets managed by the advisor. The basic fee is subject to quarterly adjustments based on performance relative to the FTSE High Dividend Yield Index for the preceding three years.
Vanguard provides investment advisory services to a portion of the fund as described below; the fund paid Vanguard advisory fees of $2,242,000 for the six months ended March 31, 2023.
For the six months ended March 31, 2023, the aggregate investment advisory fee paid to all advisors represented an effective annual basic rate of 0.08% of the fund’s average net assets, before a net increase of $1,432,000 (0.01%) based on performance.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund investment advisory, corporate management, administrative, marketing, and distribution services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $1,963,000, representing less than 0.01% of the fund’s net assets and 0.79% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund has asked its investment advisor to direct certain security trades, subject to obtaining the best price and execution, to brokers who have agreed to rebate to the fund part of the commissions generated. Such rebates are used solely to reduce the fund’s management and administrative expenses. For the six months ended March 31, 2023, these arrangements reduced the fund’s expenses by $24,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Equity Income Fund
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.
The following table summarizes the market value of the fund’s investments and derivatives as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	50,878,211	1,118,767	—	51,996,978
Temporary Cash Investments	1,149,397	502,900	—	1,652,297
Total	52,027,608	1,621,667	—	53,649,275
Derivative Financial Instruments
Assets
Futures Contracts[1]	47,814	—	—	47,814
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
F.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments and derivatives based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	44,130,748
Gross Unrealized Appreciation	11,099,679
Gross Unrealized Depreciation	(1,533,338)
Net Unrealized Appreciation (Depreciation)	9,566,341
G.	During the six months ended March 31, 2023, the fund purchased $11,532,263,000 of investment securities and sold $10,586,466,000 of investment securities, other than temporary cash investments.
The fund purchased securities from and sold securities to other funds or accounts managed by its investment advisors or their affiliates, in accordance with procedures adopted by the board of trustees in compliance with Rule 17a-7 of the Investment Company Act of 1940. For the six months ended March 31, 2023, such purchases were $59,929,000 and sales were $1,567,000, resulting in net realized gain of $516,000; these amounts, other than temporary cash investments, are included in the purchases and sales of investment securities noted above.

Equity Income Fund
H.	Capital share transactions for each class of shares were:

	Six Months Ended March 31, 2023		Year Ended September 30, 2022
	Amount ($000)	Shares (000)	Amount ($000)	Shares (000)
Investor Shares
Issued	407,113	9,890	847,534	19,586
Issued in Lieu of Cash Distributions	346,519	8,707	385,775	9,104
Redeemed	(533,166)	(13,048)	(1,052,178)	(24,275)
Net Increase (Decrease)—Investor Shares	220,466	5,549	181,131	4,415
Admiral Shares
Issued	4,904,787	57,257	9,294,275	102,758
Issued in Lieu of Cash Distributions	3,042,984	36,492	3,190,190	35,953
Redeemed	(4,423,153)	(51,731)	(7,071,012)	(78,259)
Net Increase (Decrease)—Admiral Shares	3,524,618	42,018	5,413,453	60,452
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard Equity Income Fund has renewed the fund’s investment advisory arrangements with Wellington Management Company LLP (Wellington Management) and The Vanguard Group, Inc. (Vanguard), through its Quantitative Equity Group. The board determined that renewing the fund’s advisory arrangements was in the best interests of the fund and its shareholders.
The board based its decisions upon an evaluation of each advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisors and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangements. Rather, it was the totality of the circumstances that drove the board’s decisions.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term, and took into account the organizational depth and stability of each advisor. The board considered the following:
Wellington Management. Wellington Management, founded in 1928, is among the nation’s oldest and most respected institutional investment managers. Utilizing fundamental research, Wellington Management seeks to build a portfolio with an above-market yield, superior growth rate, and more attractive valuation. Although every company purchased for the portfolio will pay a dividend, the goal is to build a portfolio with an above-market yield in aggregate, allowing for individual companies with below-market yields. Normalized earnings, normalized price-to-earnings ratios, and improving returns on capital are key to the research process. The firm has managed a portion of the fund since 2000.
Vanguard. Vanguard has been managing investments for more than four decades. The Quantitative Equity Group adheres to a sound, disciplined investment management process; the team has considerable experience, stability, and depth. Vanguard has managed a portion of the fund since 2003.
The board concluded that each advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangements.
Investment performance
The board considered the short- and long-term performance of each advisor’s subportfolio, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that each advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory expense rate was also below the peer-group average.
The board did not consider the profitability of Wellington Management in determining whether to approve the advisory fee, because Wellington Management is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations. The board does not conduct a profitability analysis of Vanguard because of Vanguard’s unique structure. Unlike most other mutual fund management companies, Vanguard is owned by the funds it oversees.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for Wellington Management. The breakpoints reduce the effective rate of the fee as the fund’s assets managed by Wellington Management increase. The board also concluded that the fund’s arrangement with Vanguard ensures that the fund will realize economies of scale as it grows, with the cost to shareholders declining as the fund’s assets managed by Vanguard increase.
The board will consider whether to renew the advisory arrangements again after a one-year period.

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard Equity Income Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q652 052023

Semiannual Report   |   March 31, 2023
Vanguard PRIMECAP Core Fund

Contents
About Your Fund’s Expenses	1
Financial Statements	4
Trustees Approve Advisory Arrangement	15
Liquidity Risk Management	17

About Your Fund’s Expenses
As a shareholder of the fund, you incur ongoing costs, which include costs for portfolio management, administrative services, and shareholder reports (like this one), among others. Operating expenses, which are deducted from a fund’s gross income, directly reduce the investment return of the fund.
A fund’s expenses are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The following examples are intended to help you understand the ongoing costs (in dollars) of investing in your fund and to compare these costs with those of other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.
The accompanying table illustrates your fund’s costs in two ways:
•	Based on actual fund return. This section helps you to estimate the actual expenses that you paid over the period. The ”Ending Account Value“ shown is derived from the fund‘s actual return, and the third column shows the dollar amount that would have been paid by an investor who started with $1,000 in the fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.
To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for your fund under the heading ”Expenses Paid During Period.“
•	Based on hypothetical 5% yearly return. This section is intended to help you compare your fund‘s costs with those of other mutual funds. It assumes that the fund had a yearly return of 5% before expenses, but that the expense ratio is unchanged. In this case—because the return used is not the fund’s actual return—the results do not apply to your investment. The example is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to calculate expenses based on a 5% return. You can assess your fund’s costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.
Note that the expenses shown in the table are meant to highlight and help you compare ongoing costs only and do not reflect transaction costs incurred by the fund for buying and selling securities. Further, the expenses do not include any purchase, redemption, or account service fees described in the fund prospectus. If such fees were applied to your account, your costs would be higher. Your fund does not carry a “sales load.”
The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.
You can find more information about the fund’s expenses, including annual expense ratios, in the Financial Statements section of this report. For additional information on operating expenses and other shareholder costs, please refer to your fund’s current prospectus.
1

Six Months Ended March 31, 2023
PRIMECAP Core Fund	Beginning Account Value 9/30/2022	Ending Account Value 3/31/2023	Expenses Paid During Period
Based on Actual Fund Return	$1,000.00	$1,164.90	$2.48
Based on Hypothetical 5% Yearly Return	1,000.00	1,022.64	2.32
The calculations are based on expenses incurred in the most recent six-month period. The fund’s annualized six-month expense ratio for that period is 0.46%. The dollar amounts shown as “Expenses Paid” are equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period, then divided by the number of days in the most recent 12-month period (182/365).
2

PRIMECAP Core Fund
Fund Allocation
As of March 31, 2023
Communication Services	5.9%
Consumer Discretionary	10.0
Consumer Staples	1.2
Energy	3.4
Financials	9.7
Health Care	28.4
Industrials	15.9
Information Technology	23.5
Materials	1.9
Real Estate	0.1
The table reflects the fund’s investments, except for short-term investments. Sector categories are based on the Global Industry Classification Standard (“GICS”), except for the “Other” category (if applicable), which includes securities that have not been provided a GICS classification as of the effective reporting period.
Global Industry Classification Standard (“GICS”) was developed by and is the exclusive property and a service mark of MSCI Inc. (“MSCI”) and Standard and Poor’s, a division of McGraw-Hill Companies, Inc. (“S&P”), and is licensed for use by Vanguard. Neither MSCI, S&P nor any third party involved in making or compiling the GICS or any GICS classification makes any express or implied warranties or representations with respect to such standard or classification (or the results to be obtained by the use thereof), and all such parties hereby expressly disclaim all warranties of originality, accuracy, completeness, merchantability or fitness for a particular purpose with respect to any such standard or classification. Without limiting any of the foregoing, in no event shall MSCI, S&P, any of its affiliates or any third party involved in making or compiling the GICS or any GICS classification have any liability for any direct, indirect, special, punitive, consequential or any other damages (including lost profits) even if notified of the possibility of such damages.
3

PRIMECAP Core Fund
Financial Statements (unaudited)
Schedule of Investments
As of March 31, 2023
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value• ($000)
Common Stocks (95.2%)
Communication Services (5.6%)
*	Alphabet Inc. Class A	1,776,550	184,282
*	Alphabet Inc. Class C	1,288,490	134,003
*	Walt Disney Co.	627,535	62,835
*	T-Mobile US Inc.	424,800	61,528
	Activision Blizzard Inc.	706,750	60,491
*	Meta Platforms Inc. Class A	146,800	31,113
	Electronic Arts Inc.	169,850	20,458
	Nintendo Co. Ltd.	507,500	19,712
*	Charter Communications Inc. Class A	40,950	14,644
*	Netflix Inc.	18,300	6,322
	Comcast Corp. Class A	156,400	5,929
*	Altice USA Inc. Class A	574,200	1,964
			603,281
Consumer Discretionary (9.5%)
	Sony Group Corp. ADR	1,796,100	162,816
	TJX Cos. Inc.	1,589,200	124,530
	Ross Stores Inc.	1,064,180	112,941
*	Mattel Inc.	5,996,471	110,395
*	Alibaba Group Holding Ltd. ADR	918,900	93,893
	Whirlpool Corp.	686,614	90,647
*	CarMax Inc.	1,068,680	68,695
*	Royal Caribbean Cruises Ltd.	758,700	49,543
*	Tesla Inc.	213,500	44,293
	Marriott International Inc. Class A	185,290	30,766
*	Capri Holdings Ltd.	439,363	20,650
	McDonald's Corp.	70,500	19,712
	Newell Brands Inc.	1,550,000	19,282
	Bath & Body Works Inc.	526,300	19,252
*	Victoria's Secret & Co.	391,700	13,377
	Restaurant Brands International Inc.	168,300	11,300
*	Burlington Stores Inc.	46,000	9,297
*	Leslie's Inc.	511,100	5,627
	Lowe's Cos. Inc.	25,000	4,999
	MGM Resorts International	95,000	4,220
*	Carnival Corp.	348,400	3,536
*	Las Vegas Sands Corp.	59,400	3,413
*	Amazon.com Inc.	23,250	2,401
	Hilton Worldwide Holdings Inc.	13,800	1,944
		Shares	Market Value• ($000)
*	Norwegian Cruise Line Holdings Ltd.	68,440	921
			1,028,450
Consumer Staples (1.1%)
*	Dollar Tree Inc.	365,500	52,467
*	BJ's Wholesale Club Holdings Inc.	411,300	31,288
	Sysco Corp.	266,500	20,582
	Tyson Foods Inc. Class A	187,700	11,134
	Altria Group Inc.	174,200	7,773
			123,244
Energy (3.2%)
	Pioneer Natural Resources Co.	673,923	137,642
	Valero Energy Corp.	309,400	43,192
	EOG Resources Inc.	321,421	36,845
	Hess Corp.	272,400	36,049
	Cameco Corp.	1,151,600	30,137
	Coterra Energy Inc.	1,007,050	24,713
	Schlumberger NV	216,400	10,625
*	Southwestern Energy Co.	2,000,000	10,000
*	TechnipFMC plc	698,600	9,536
*	Transocean Ltd. (XNYS)	1,237,200	7,869
			346,608
Financials (9.3%)
	Raymond James Financial Inc.	1,795,305	167,448
	Wells Fargo & Co.	4,040,500	151,034
	JPMorgan Chase & Co.	849,900	110,750
	Northern Trust Corp.	1,164,050	102,588
	Visa Inc. Class A	374,740	84,489
	Goldman Sachs Group Inc.	246,700	80,698
	Evercore Inc. Class A	551,830	63,670
	Discover Financial Services	515,681	50,970
	Fidelity National Information Services Inc.	610,185	33,151
	CME Group Inc.	154,050	29,504
*	WEX Inc.	148,480	27,304
	Bank of New York Mellon Corp.	555,800	25,255
	Mastercard Inc. Class A	55,400	20,133
	Progressive Corp.	131,430	18,802
*	PayPal Holdings Inc.	220,800	16,768
	Marsh & McLennan Cos. Inc.	58,812	9,795
4

PRIMECAP Core Fund
		Shares	Market Value• ($000)
	Charles Schwab Corp.	90,400	4,735
	Morgan Stanley	22,800	2,002
	Bank of America Corp.	62,959	1,801
			1,000,897
Health Care (27.0%)
	Eli Lilly & Co.	1,985,732	681,940
	AstraZeneca plc ADR	5,697,780	395,483
*	Biogen Inc.	1,263,167	351,198
	Amgen Inc.	1,351,720	326,778
	Thermo Fisher Scientific Inc.	321,610	185,366
*	Boston Scientific Corp.	3,225,230	161,358
	Novartis AG ADR	1,595,600	146,795
	Bristol-Myers Squibb Co.	1,795,700	124,460
	Zimmer Biomet Holdings Inc.	598,950	77,384
	Roche Holding AG	213,632	61,044
*	Elanco Animal Health Inc. (XNYS)	6,386,878	60,037
	GSK plc ADR	1,517,050	53,977
*	BioMarin Pharmaceutical Inc.	476,720	46,356
	CVS Health Corp.	614,100	45,634
*	LivaNova plc	756,810	32,982
	Agilent Technologies Inc.	235,620	32,596
	Abbott Laboratories	252,640	25,582
*	Illumina Inc.	86,630	20,146
	Stryker Corp.	62,820	17,933
	Danaher Corp.	47,140	11,881
	Humana Inc.	21,844	10,604
*	IQVIA Holdings Inc.	46,056	9,160
[1]	Siemens Healthineers AG	148,420	8,557
	Sanofi ADR	135,200	7,358
	Alcon Inc.	84,460	5,958
*	Waters Corp.	17,631	5,459
	Medtronic plc	54,500	4,394
	UnitedHealth Group Inc.	8,489	4,012
*	Zimvie Inc.	27,740	201
			2,914,633
Industrials (15.2%)
	Siemens AG (Registered)	1,562,246	253,090
	FedEx Corp.	949,900	217,043
	AECOM	2,384,180	201,034
	Southwest Airlines Co.	6,148,969	200,087
	Jacobs Solutions Inc.	970,315	114,022
	United Parcel Service Inc. Class B (XNYS)	563,000	109,216
	Airbus SE	721,945	96,428
*	United Airlines Holdings Inc.	1,424,440	63,031
*	Delta Air Lines Inc.	1,565,300	54,660
	TransDigm Group Inc.	65,800	48,498
	Textron Inc.	487,820	34,455
	Caterpillar Inc.	149,660	34,248
	General Dynamics Corp.	144,800	33,045
*	American Airlines Group Inc.	2,128,300	31,392
	Carrier Global Corp.	490,000	22,418
	Union Pacific Corp.	89,500	18,013
	Otis Worldwide Corp.	183,300	15,471
*	XPO Inc.	432,100	13,784
	JB Hunt Transport Services Inc.	72,500	12,721
	CSX Corp.	339,000	10,150
*	GXO Logistics Inc.	165,200	8,336
*	RXO Inc.	413,611	8,123
		Shares	Market Value• ($000)
*	Saia Inc.	28,500	7,754
	Rockwell Automation Inc.	25,650	7,527
	L3Harris Technologies Inc.	34,000	6,672
	Deere & Co.	15,700	6,482
	Knight-Swift Transportation Holdings Inc.	81,700	4,623
	AMETEK Inc.	10,000	1,453
	Norfolk Southern Corp.	1,300	276
			1,634,052
Information Technology (22.4%)
	Microsoft Corp.	1,012,210	291,820
	Texas Instruments Inc.	1,400,410	260,490
	KLA Corp.	602,360	240,444
	Intel Corp.	7,313,980	238,948
*	Flex Ltd.	8,474,700	195,003
	Applied Materials Inc.	1,046,900	128,591
	Oracle Corp.	1,308,650	121,600
	Micron Technology Inc.	1,799,820	108,601
	Analog Devices Inc.	433,800	85,554
	ASML Holding NV GDR (Registered)	122,200	83,183
	Intuit Inc.	170,700	76,103
	HP Inc.	2,375,423	69,719
	QUALCOMM Inc.	535,530	68,323
*	Adobe Inc.	159,100	61,312
	Apple Inc.	311,500	51,366
	Hewlett Packard Enterprise Co.	3,224,450	51,366
	NetApp Inc.	758,800	48,449
	Cisco Systems Inc.	900,300	47,063
	Jabil Inc.	406,000	35,793
	Corning Inc.	853,000	30,094
	Telefonaktiebolaget LM Ericsson ADR	4,445,000	26,003
*	Keysight Technologies Inc.	150,900	24,367
	Teradyne Inc.	178,740	19,216
	Seagate Technology Holdings plc	217,900	14,408
*	Western Digital Corp.	374,400	14,104
	NVIDIA Corp.	34,170	9,491
*,2	BlackBerry Ltd.	1,276,500	5,821
*	Ciena Corp.	58,000	3,046
			2,410,278
Materials (1.8%)
	Albemarle Corp.	284,465	62,878
	Glencore plc	9,227,281	53,096
	DuPont de Nemours Inc.	341,600	24,517
	Freeport-McMoRan Inc.	411,200	16,822
	Corteva Inc.	269,793	16,271
	Dow Inc.	239,500	13,129
	Linde plc	13,500	4,798
	Greif Inc. Class B	24,000	1,837
			193,348
Real Estate (0.1%)
	American Homes 4 Rent Class A	220,000	6,919
Total Common Stocks (Cost $4,993,336)			10,261,710

5

PRIMECAP Core Fund
		Shares	Market Value• ($000)
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[3,4]	Vanguard Market Liquidity Fund, 4.839% (Cost $519,438)	5,196,152	519,564
Total Investments (100.0%) (Cost $5,512,774)			10,781,274
Other Assets and Liabilities—Net (0.0%)			(1,152)
Net Assets (100%)			10,780,122
Cost is in $000.
•	See Note A in Notes to Financial Statements.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2023, the aggregate value was $8,557,000, representing 0.1% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $3,197,000.
3	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
4	Collateral of $3,505,000 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
See accompanying Notes, which are an integral part of the Financial Statements.
6

PRIMECAP Core Fund
Statement of Assets and Liabilities
As of March 31, 2023

($000s, except shares, footnotes, and per-share amounts)	Amount
Assets
Investments in Securities, at Value[1]
Unaffiliated Issuers (Cost $4,993,336)	10,261,710
Affiliated Issuers (Cost $519,438)	519,564
Total Investments in Securities	10,781,274
Investment in Vanguard	386
Cash	1,000
Receivables for Investment Securities Sold	5,459
Receivables for Accrued Income	12,441
Receivables for Capital Shares Issued	1,039
Total Assets	10,801,599
Liabilities
Payables for Investment Securities Purchased	2,923
Collateral for Securities on Loan	3,505
Payables to Investment Advisor	8,240
Payables for Capital Shares Redeemed	6,126
Payables to Vanguard	683
Total Liabilities	21,477
Net Assets	10,780,122
1 Includes $3,197,000 of securities on loan.
At March 31, 2023, net assets consisted of:

Paid-in Capital	5,113,336
Total Distributable Earnings (Loss)	5,666,786
Net Assets	10,780,122

Net Assets
Applicable to 378,770,425 outstanding $.001 par value shares of beneficial interest (unlimited authorization)	10,780,122
Net Asset Value Per Share	$28.46

See accompanying Notes, which are an integral part of the Financial Statements.
7

PRIMECAP Core Fund
Statement of Operations

Six Months Ended March 31, 2023
($000)
Investment Income
Income
Dividends[1]	94,273
Interest[2]	11,458
Securities Lending—Net	4
Total Income	105,735
Expenses
Investment Advisory Fees—Note B	16,278
The Vanguard Group—Note C
Management and Administrative	7,544
Marketing and Distribution	197
Custodian Fees	181
Shareholders’ Reports	40
Trustees’ Fees and Expenses	2
Other Expenses	6
Total Expenses	24,248
Expenses Paid Indirectly	(1)
Net Expenses	24,247
Net Investment Income	81,488
Realized Net Gain (Loss)
Investment Securities Sold[2]	395,563
Foreign Currencies	8
Realized Net Gain (Loss)	395,571
Change in Unrealized Appreciation (Depreciation)
Investment Securities[2]	1,093,085
Foreign Currencies	95
Change in Unrealized Appreciation (Depreciation)	1,093,180
Net Increase (Decrease) in Net Assets Resulting from Operations	1,570,239
1	Dividends are net of foreign withholding taxes of $2,397,000.
2	Interest income, realized net gain (loss), capital gain distributions received, and change in unrealized appreciation (depreciation) from an affiliated company of the fund were $11,458,000, ($7,000), $1,000, and $114,000, respectively. Purchases and sales are for temporary cash investment purposes.

See accompanying Notes, which are an integral part of the Financial Statements.
8

PRIMECAP Core Fund
Statement of Changes in Net Assets

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	($000)	($000)
Increase (Decrease) in Net Assets
Operations
Net Investment Income	81,488	123,984
Realized Net Gain (Loss)	395,571	682,004
Change in Unrealized Appreciation (Depreciation)	1,093,180	(2,632,497)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,570,239	(1,826,509)
Distributions
Total Distributions	(822,420)	(814,697)
Capital Share Transactions
Issued	290,235	609,191
Issued in Lieu of Cash Distributions	653,228	650,830
Redeemed	(549,967)	(1,035,560)
Net Increase (Decrease) from Capital Share Transactions	393,496	224,461
Total Increase (Decrease)	1,141,315	(2,416,745)
Net Assets
Beginning of Period	9,638,807	12,055,552
End of Period	10,780,122	9,638,807

See accompanying Notes, which are an integral part of the Financial Statements.
9

PRIMECAP Core Fund
Financial Highlights
For a Share Outstanding Throughout Each Period	Six Months Ended March 31, 2023	Year Ended September 30,
		2022	2021	2020	2019	2018
Net Asset Value, Beginning of Period	$26.49	$33.78	$27.08	$27.08	$29.92	$26.33
Investment Operations
Net Investment Income[1]	.218	.339	.243	.398	.391	.314
Net Realized and Unrealized Gain (Loss) on Investments	4.035	(5.312)	8.746	1.553	(1.020)	4.379
Total from Investment Operations	4.253	(4.973)	8.989	1.951	(.629)	4.693
Distributions
Dividends from Net Investment Income	(.365)	(.236)	(.357)	(.388)	(.322)	(.287)
Distributions from Realized Capital Gains	(1.918)	(2.081)	(1.932)	(1.563)	(1.889)	(.816)
Total Distributions	(2.283)	(2.317)	(2.289)	(1.951)	(2.211)	(1.103)
Net Asset Value, End of Period	$28.46	$26.49	$33.78	$27.08	$27.08	$29.92
Total Return[2]	16.49%	-15.92%	34.71%	7.02%	-1.06%	18.27%
Ratios/Supplemental Data
Net Assets, End of Period (Millions)	$10,780	$9,639	$12,056	$9,681	$10,655	$11,654
Ratio of Total Expenses to Average Net Assets	0.46%[3]	0.46%	0.46%	0.46%	0.46%	0.46%
Ratio of Net Investment Income to Average Net Assets	1.51%	1.08%	0.76%	1.52%	1.48%	1.13%
Portfolio Turnover Rate	5%	6%	8%	8%	7%	9%
The expense ratio and net investment income ratio for the current period have been annualized.
1	Calculated based on average shares outstanding.
2	Total returns do not include account service fees that may have applied in the periods shown. Fund prospectuses provide information about any applicable account service fees.
3	The ratio of expenses to average net assets for the period net of reduction from custody fee offset arrangements was 0.46%.

See accompanying Notes, which are an integral part of the Financial Statements.
10

PRIMECAP Core Fund
Notes to Financial Statements
Vanguard PRIMECAP Core Fund is registered under the Investment Company Act of 1940 as an open-end investment company, or mutual fund. Significant market disruptions, such as those caused by pandemics (e.g., COVID-19 pandemic), natural or environmental disasters, war (e.g., Russia’s invasion of Ukraine), acts of terrorism, or other events, can adversely affect local and global markets and normal market operations. Any such disruptions could have an adverse impact on the value of the fund’s investments and fund performance.
A.	The following significant accounting policies conform to generally accepted accounting principles for U.S. investment companies. The fund consistently follows such policies in preparing its financial statements.
1. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
2. Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
3. Federal Income Taxes: The fund intends to continue to qualify as a regulated investment company and distribute virtually all of its taxable income. The fund’s tax returns are open to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return. Management has analyzed the fund’s tax positions taken for all open federal and state income tax years, and has concluded that no provision for income tax is required in the fund’s financial statements.
4. Distributions: Distributions to shareholders are recorded on the ex-dividend date. Distributions are determined on a tax basis at the fiscal year-end and may differ from net investment income and realized capital gains for financial reporting purposes.
5. Securities Lending: To earn additional income, the fund lends its securities to qualified institutional borrowers. Security loans are subject to termination by the fund at any time, and are required to be secured at all times by collateral in an amount at least equal to the market value of
11

PRIMECAP Core Fund
securities loaned. Daily market fluctuations could cause the value of loaned securities to be more or less than the value of the collateral received. When this occurs, the collateral is adjusted and settled before the opening of the market on the next business day. The fund further mitigates its counterparty risk by entering into securities lending transactions only with a diverse group of prequalified counterparties, monitoring their financial strength, and entering into master securities lending agreements with its counterparties. The master securities lending agreements provide that, in the event of a counterparty’s default (including bankruptcy), the fund may terminate any loans with that borrower, determine the net amount owed, and sell or retain the collateral up to the net amount owed to the fund; however, such actions may be subject to legal proceedings. While collateral mitigates counterparty risk, in the event of a default, the fund may experience delays and costs in recovering the securities loaned. The fund invests cash collateral received in Vanguard Market Liquidity Fund, and records a liability in the Statement of Assets and Liabilities for the return of the collateral, during the period the securities are on loan. Collateral investments in Vanguard Market Liquidity Fund are subject to market appreciation or depreciation. Securities lending income represents fees charged to borrowers plus income earned on invested cash collateral, less expenses associated with the loan. During the term of the loan, the fund is entitled to all distributions made on or in respect of the loaned securities.
6. Credit Facilities and Interfund Lending Program: The fund and certain other funds managed by The Vanguard Group ("Vanguard") participate in a $4.3 billion committed credit facility provided by a syndicate of lenders pursuant to a credit agreement and an uncommitted credit facility provided by Vanguard. Both facilities may be renewed annually. Each fund is individually liable for its borrowings, if any, under the credit facilities. Borrowings may be utilized for temporary or emergency purposes and are subject to the fund’s regulatory and contractual borrowing restrictions. With respect to the committed credit facility, the participating funds are charged administrative fees and an annual commitment fee of 0.10% of the undrawn committed amount of the facility, which are allocated to the funds based on a method approved by the fund’s board of trustees and included in Management and Administrative expenses on the fund’s Statement of Operations. Any borrowings under either facility bear interest at an agreed-upon spread plus the higher of the federal funds effective rate, the overnight bank funding rate, or the Daily Simple Secured Overnight Financing Rate inclusive of an additional agreed-upon spread. However, borrowings under the uncommitted credit facility may bear interest based upon an alternate rate agreed to by the fund and Vanguard.
In accordance with an exemptive order (the “Order”) from the SEC, the fund may participate in a joint lending and borrowing program that allows registered open-end Vanguard funds to borrow money from and lend money to each other for temporary or emergency purposes (the “Interfund Lending Program”), subject to compliance with the terms and conditions of the Order, and to the extent permitted by the fund’s investment objective and investment policies. Interfund loans and borrowings normally extend overnight but can have a maximum duration of seven days. Loans may be called on one business day’s notice. The interest rate to be charged is governed by the conditions of the Order and internal procedures adopted by the board of trustees. The board of trustees is responsible for overseeing the Interfund Lending Program.
For the six months ended March 31, 2023, the fund did not utilize the credit facilities or the Interfund Lending Program.
12

PRIMECAP Core Fund
7. Other: Dividend income is recorded on the ex-dividend date. Non-cash dividends included in income, if any, are recorded at the fair value of the securities received. Interest income includes income distributions received from Vanguard Market Liquidity Fund and is accrued daily. Security transactions are accounted for on the date securities are bought or sold. Costs used to determine realized gains (losses) on the sale of investment securities are those of the specific securities sold.
B.	PRIMECAP Management Company provides investment advisory services to the fund for a fee calculated at an annual percentage rate of average net assets. For the six months ended March 31, 2023, the investment advisory fee represented an effective annual basic rate of 0.31% of the fund’s average net assets.
C.	In accordance with the terms of a Funds' Service Agreement (the “FSA”) between Vanguard and the fund, Vanguard furnishes to the fund corporate management, administrative, marketing, distribution, and cash management services at Vanguard’s cost of operations (as defined by the FSA). These costs of operations are allocated to the fund based on methods and guidelines approved by the board of trustees and are generally settled twice a month.
Upon the request of Vanguard, the fund may invest up to 0.40% of its net assets as capital in Vanguard. At March 31, 2023, the fund had contributed to Vanguard capital in the amount of $386,000, representing less than 0.01% of the fund’s net assets and 0.15% of Vanguard’s capital received pursuant to the FSA. The fund’s trustees and officers are also directors and employees, respectively, of Vanguard.
D.	The fund’s custodian bank has agreed to reduce its fees when the fund maintains cash on deposit in the non-interest-bearing custody account. For the six months ended March 31, 2023, custodian fee offset arrangements reduced the fund’s expenses by $1,000 (an annual rate of less than 0.01% of average net assets).
E.	Various inputs may be used to determine the value of the fund’s investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the Schedule of Investments.
13

PRIMECAP Core Fund
The following table summarizes the market value of the fund’s investments as of March 31, 2023, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	9,769,783	491,927	—	10,261,710
Temporary Cash Investments	519,564	—	—	519,564
Total	10,289,347	491,927	—	10,781,274
F.	As of March 31, 2023, gross unrealized appreciation and depreciation for investments based on cost for U.S. federal income tax purposes were as follows:
Amount ($000)
Tax Cost	5,516,289
Gross Unrealized Appreciation	5,662,670
Gross Unrealized Depreciation	(397,685)
Net Unrealized Appreciation (Depreciation)	5,264,985
G.	During the six months ended March 31, 2023, the fund purchased $491,917,000 of investment securities and sold $854,221,000 of investment securities, other than temporary cash investments.
H.	Capital shares issued and redeemed were:

	Six Months Ended March 31, 2023	Year Ended September 30, 2022
	Shares (000)	Shares (000)
Issued	10,254	19,092
Issued in Lieu of Cash Distributions	24,113	20,256
Redeemed	(19,512)	(32,307)
Net Increase (Decrease) in Shares Outstanding	14,855	7,041
I.	Management has determined that no events or transactions occurred subsequent to March 31, 2023, that would require recognition or disclosure in these financial statements.
14

Trustees Approve Advisory Arrangement
The board of trustees of Vanguard PRIMECAP Core Fund has renewed the fund’s investment advisory arrangement with PRIMECAP Management Company (PRIMECAP). The board determined that renewing the fund’s advisory arrangement was in the best interests of the fund and its shareholders.
The board based its decision upon an evaluation of the advisor’s investment staff, portfolio management process, and performance. This evaluation included information provided to the board by Vanguard’s Portfolio Review Department, which is responsible for fund and advisor oversight and product management. The Portfolio Review Department met regularly with the advisor and made monthly presentations to the board during the fiscal year that directed the board’s focus to relevant information and topics.
The board, or an investment committee made up of board members, also received information throughout the year during advisor presentations. For each advisor presentation, the board was provided with letters and reports that included information about, among other things, the advisory firm and the advisor’s assessment of the investment environment, portfolio performance, and portfolio characteristics.
In addition, the board received periodic reports throughout the year, which included information about the fund’s performance relative to its peers and benchmark, as applicable, and updates, as needed, on the Portfolio Review Department’s ongoing assessment of the advisors.
Prior to their meeting, the trustees were provided with a memo and materials that summarized the information they received over the course of the year. They also considered the factors discussed below, among others. However, no single factor determined whether the board approved the arrangement. Rather, it was the totality of the circumstances that drove the board’s decision.
Nature, extent, and quality of services
The board reviewed the quality of the fund’s investment management services over both the short and long term and took into account the organizational depth and stability of the advisor. The board considered that PRIMECAP, founded in 1983, is recognized for its long-term approach to equity investing. The portfolio managers are responsible for separate sub-portfolios, and each portfolio manager employs a fundamental, research-driven approach in seeking to identify companies with long-term growth potential that the market has yet to appreciate. The multi-counselor approach that the advisor employs is designed to emphasize individual decision-making and enable the portfolio managers to invest only in their highest-conviction ideas. PRIMECAP’s fundamental research focuses on developing opinions independent from Wall Street’s consensus and maintaining a long-term time horizon. PRIMECAP has managed the fund since its inception in 2004.
The board concluded that the advisor’s experience, stability, depth, and performance, among other factors, warranted continuation of the advisory arrangement.
15

Investment performance
The board considered the short- and long-term performance of the fund, including any periods of outperformance or underperformance compared with a relevant benchmark index and peer group. The board concluded that the performance was such that the advisory arrangement should continue.
Cost
The board concluded that the fund’s expense ratio was below the average expense ratio charged by funds in its peer group and that the fund’s advisory fee rate was also below the peer-group average.
The board did not consider the profitability of PRIMECAP in determining whether to approve the advisory fee, because PRIMECAP is independent of Vanguard and the advisory fee is the result of arm’s-length negotiations.
The benefit of economies of scale
The board concluded that the fund’s shareholders benefit from economies of scale because of breakpoints in the fund’s advisory fee schedule for PRIMECAP. The breakpoints reduce the effective rate of the fee as the fund’s assets increase.
The board will consider whether to renew the advisory arrangement again after a one-year period.
16

Liquidity Risk Management
Vanguard funds (except for the money market funds) have adopted and implemented a written liquidity risk management program (the “Program”) as required by Rule 22e-4 under the Investment Company Act of 1940. Rule 22e-4 requires that each fund adopt a program that is reasonably designed to assess and manage the fund’s liquidity risk, which is the risk that the fund could not meet redemption requests without significant dilution of remaining investors’ interests in the fund.
Assessment and management of a fund’s liquidity risk under the Program take into consideration certain factors, such as the fund’s investment strategy and the liquidity of its portfolio investments during normal and reasonably foreseeable stressed conditions, its short- and long-term cash-flow projections during both normal and reasonably foreseeable stressed conditions, and its cash and cash-equivalent holdings and access to other funding sources. As required by the rule, the Program includes policies and procedures for classification of fund portfolio holdings in four liquidity categories, maintaining certain levels of highly liquid investments, and limiting holdings of illiquid investments.
The board of trustees of Vanguard Fenway Funds approved the appointment of liquidity risk management program administrators responsible for administering Vanguard PRIMECAP Core Fund's Program and for carrying out the specific responsibilities set forth in the Program, including reporting to the board on at least an annual basis regarding the Program’s operation, its adequacy, and the effectiveness of its implementation for the past year (the “Program Administrator Report”). The board has reviewed the Program Administrator Report covering the period from January 1, 2022, through December 31, 2022 (the “Review Period”). The Program Administrator Report stated that during the Review Period the Program operated and was implemented effectively to manage the fund’s liquidity risk.
17

This page intentionally left blank.

Connect with Vanguard®>vanguard.com
Fund Information > 800-662-7447
Direct Investor Account Services > 800-662-2739
Institutional Investor Services > 800-523-1036
Text Telephone for People Who Are Deaf or Hard of Hearing > 800-749-7273
This material may be used in conjunction with the offering of shares of any Vanguard fund only if preceded or accompanied by the fund’s current prospectus.
You can obtain a free copy of Vanguard’s proxy voting guidelines by visiting vanguard.com/proxyreporting or by calling Vanguard at 800-662-2739. The guidelines are also available from the SEC’s website, www.sec.gov. In addition, you may obtain a free report on how your fund voted the proxies for securities it owned during the 12 months ended June 30. To get the report, visit either vanguard.com/proxyreporting or www.sec.gov.
You can review information about your fund on the SEC’s website, and you can receive copies of this information, for a fee, by sending a request via email addressed to publicinfo@sec.gov.
© 2023 The Vanguard Group, Inc.
All rights reserved.
Vanguard Marketing Corporation, Distributor.
Q12202 052023

Item 2: Code of Ethics.

Not applicable.

Item 3: Audit Committee Financial Expert.

Not applicable.

Item 4: Principal Accountant Fees and Services.

Not applicable.

Item 5: Audit Committee of Listed Registrants.

Not applicable.

Item 6: Investments.

Not applicable. The complete schedule of investments is included as part of the report to shareholders filed under Item 1 of this Form.

Item 7: Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8: Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9: Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10: Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11: Controls and Procedures.

(a) Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b) Internal Control Over Financial Reporting. There were no significant changes in the Registrant’s Internal Control Over Financial Reporting or in other factors that could significantly affect this control subsequent to the date of the evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 12: Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13: Exhibits.

(a)(1)	Not applicable.
(a)(2)	Certifications filed herewith.
(b)	Certifications filed herewith.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD fenway FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD fenway FUNDS

BY:	/s/ MORTIMER J. BUCKLEY*
MORTIMER J. BUCKLEY
CHIEF EXECUTIVE OFFICER

Date: May 19, 2023

VANGUARD fenway FUNDS

BY:	/s/ CHRISTINE BUCHANAN*
CHRISTINE BUCHANAN
CHIEF FINANCIAL OFFICER

Date: May 19, 2023

* By:	/s/ Anne E. Robinson

Anne E. Robinson, pursuant to a Power of Attorney filed on March 29, 2023 (see File Number 2-11444), Incorporated by Reference.